Common and preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common and preferred Stock

Note 7 – Common and Preferred Stock

NTHI is authorized to issue 100,000,000 shares of common stock, par value $0.0001 per share and 10,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2025, no preferred shares have been issued. The board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of shares of Preferred Stock in one or more series, and by filing a certificate pursuant to the applicable law of the State of Delaware, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences, and rights of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereof. The number of authorized shares of Preferred Stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the Common Stock, without a vote of the holders of the Preferred Stock, or any series thereof, unless a vote of any such holders is required pursuant to the terms of any Preferred Stock Designation.

During the nine months ended September 30, 2025, the Company sold 727,750 shares of common stock at a price of $16.00 per share for gross proceeds of $11,644,005 pursuant to a private placement of its securities, issued 46,000 shares as part of advisory services related to the listing and as part of the private placement fee for our equity line of credit, 162,500 shares were issued for the cashless exercise of warrants, and issued 447,527 shares from the sale of shares under the equity line of credit, and the release of 3,310,000 shares for restricted stock units.

Private Placement

On October 11, 2024, the Company entered into an agreement with RBW Capital Partners LLC, a division of Dawson James Securities, Inc. (“Broker”) to serve as placement agent and provide broker services in connection with the possible sale of common stock up to $10 million. If a sale is made between the Company and any institutional or individual third-party funding source introduced by the placement agent, the Company will pay a placement fee of 8% of the gross proceeds. In addition, the company agrees to pay; (a) 1.0% of the gross proceeds for non-accountable expenses; and (b) out of pocket expenses plus the costs associated with the use of a third-party electronic road show service up to $10,000. The agreement expired on January 11, 2025 and was amended and restated on January 29, 2025 to extend the term for another six months through July 29, 2025 and increased the placement fee to 12% from 8% of the gross proceeds, and eliminated the 1% non-accountable expense fee.

Under this agreement, through December 31, 2024, the Company closed on commitments from investors to purchase 625,000 shares of common stock of the Company at $16 per share for total commitments of $10,000,000, which were to be held in escrow until the Company’s registration statement was declared effective. During the three months ended March 31, 2025, prior to the Company having an effective registration statement, the Company closed on an additional commitment to purchase 102,750 shares of common stock of the Company at $16 per share, for total commitments of $1,644,005, also to be held in escrow until the Company’s registration statement was declared effective. On March 25, 2025, the Company’s registration statement was declared effective at which time the $11,644,005 in escrow was released to the Company.

In connection with the agreement, the Company paid $300,000 in placement agent fees to Broker for securing $2,500,000 in commitments for the Private Placement. This fee was paid when the funds were released from escrow and recorded as a reduction to additional paid-in capital on the condensed consolidated statement of shareholders’ deficit as of September 30, 2025.

Advisory Services

On October 3, 2024, as amended on January 23, 2025, the Company entered into an agreement with Broker, for financial advisory and investment banking services in connection with a direct listing of the Company’s common stock on the Nasdaq Global Market or other major US market. The agreement provides for a one-time fee of $250,000 payable three days after the direct listing and the issuance of 30,000 shares of common stock (which are restricted until the shares are registered by filing a resale S-1 within 30 days after the effective date of the direct listing). In addition, the Company agreed to pay up to $100,000 for fees and expenses of legal counsel and other out-of-pocket expenses plus the costs associated with the use of a third-party electronic road show service. Such fees were included in accounts payable and deferred offering costs in the accompanying consolidated balance sheets as of December 31, 2024. The fair value of the 30,000 shares issued in March 2025, amounting to $363,300, was determined using the closing day price of $12.11. This amount was recorded as an advisory fee on the condensed consolidated statement of operations for the nine months ended September 30, 2025. The agreement expired on January 3, 2025 and was amended and restated on January 23, 2025 to extend the term for another six months through July 23, 2025. This agreement expired in July 2025.

Deferred Offering Costs – Direct Listing

Deferred offering costs relating to the Private Placement and direct listing at December 31, 2024 totaled $1,071,947. At September 30, 2025, this amount plus $0 and $319,633 incurred in the three and nine months ended September 30, 2025, respectively was reclassified against the common stock issued in the condensed consolidated statement of changes in shareholder’s deficit.

Equity Purchase Agreement

On October 22, 2024, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with Mast Hill Fund, LP (“Mast Hill”) pursuant to which the Company may sell and issue to Mast Hill, and the investor may purchase from the Company, up to $50,000,000 of Company’s common stock. Under the Equity Purchase Agreement, the Company has the right, but not the obligation, to direct Mast Hill, by its delivery to the Mast Hill of a Put Notice from time to time, to purchase Put Shares (i) in a minimum amount not less than $50,000 and (ii) in a maximum amount up to the lesser of (a) $750,000 or (b) 150% of the average trading volume of the Company’s common stock during the five trading days immediately preceding the Put Date.

The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) is determined by multiplying the Put Amount requested by the applicable purchase price. The purchase price for each of the Put Shares equals 95% of the Market Price, (as defined below) less the Clearing Costs (as defined below). Market Price is the lowest volume weighted average prices of the Company’s common stock on its principal market on any trading day during the Valuation Period (as defined below). The Valuation Period is the five trading days immediately following the date on which Mast Hill receives the Put Shares in its brokerage account. Clearing Costs are all the fees incurred by Mast Hill with respect to its brokerage firm, clearing firm, Company transfer agent fees, and attorney fees, with respect to the Put Shares.

The term of the Equity Purchase Agreement commenced on the effective date of the direct listing and will terminate on the earlier of (i) the date on which the Mast Hill shall have purchased Put Shares equal to the $50,000,000, (ii) twenty-four (24) months after the date of the Equity Purchase Agreement, (iii) written notice of termination by the Company to Mast Hill, (iv) this Registration Statement is no longer effective after the initial effective date of this Registration Statement, or (v) the date that, pursuant to or within the meaning of any Bankruptcy Law, the Company commences a voluntary case or any Person commences a proceeding against the Company, a receiver, trustee, assignee, liquidator or similar official is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors. For the three and nine months ended September 30, 2025, the Company sold 447,527 shares of common stock at $3.73 – $9.53 per share under the Equity Purchase Agreement, resulting in net proceeds of $3,198,735. Since the shares were purchased at a discount as a result of the five-day settlement period, the settlement feature is considered a derivative liability. The fair value of the derivative approximates the loss on the settlement of such shares or $380,162 which was recognized in the condensed consolidated statement of operations for the three and nine months ended September 30, 2025.

In connection with this agreement, we issued 16,000 shares of common stock to Mast Hill. The fair value of the shares granted to Mast Hill upon issuance was determined by using the closing day price of $12.11. Such amount net of amortization was recorded as deferred offering cost on the condensed consolidated balance sheet as of March 31, 2025. For the three and nine months ended September 30, 2025, the Company reported $24,220 and $94,458, respectively as amortization expense in the condensed consolidated statement of operations, and the remaining deferred offering costs of $99,302 at September 30, 2025 are to be amortized over the remaining term of the Equity Purchase Agreement.

NEONC TECHNOLOGIES HOLDINGS, INC.
Common and preferred Stock

Note 6 – Common and preferred Stock

NeOnc Technologies Holdings, Inc.

The total number of shares of common stock available for issue by NTHI is 100,000,000 shares of common stock at $0.0001 par value per share and the total number of shares of preferred stock is 10,000,000 at a par value of $0.0001. See Note 1 for discussion of the issuance of common shares pursuant to the Share Exchange. As of December 31, 2024, no preferred shares have been issued. During the year ended December 31, 2024, the Company sold 384,646 shares of common stock at a price of $12 per share for gross proceeds of $4,615,789.

The board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of shares of Preferred Stock in one or more series, and by filing a certificate pursuant to the applicable law of the State of Delaware, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences, and rights of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereof. The number of authorized shares of Preferred Stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the Common Stock, without a vote of the holders of the Preferred Stock, or any series thereof, unless a vote of any such holders is required pursuant to the terms of any Preferred Stock Designation.